Long-term Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Schedule of Capitalization, Long-term Debt [Line Items]
2014	$ 20,286
2015	27,802
2016	24,541
2017	21,340
2018	7,307
Long Term Debt	$ 101,276